Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 05, 2020	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

	Summary Compensation Table Total for the				Average Summary Compensation Table Total for	Average Compensation	Value of Initial Fixed $100 Investment based on:
Year	Principal Executive Officer ("PEO") (1)	Compensation Actually Paid to the PEO (1)	Summary Compensation Table Total for the PEO ⁽²⁾	Compensation Actually Paid to the PEO ⁽²⁾	Non-PEO Named Executive Officers ("NEO's") (3)	Actually Paid to Non-PEO NEOs (3)	Total Shareholder Return	Peer Group Total Shareholder Return (4)	Net Income (in thousands) (5)	Gross Billings (in thousands) (6)
2024	$4,317,412	$10,397,339	N/A	N/A	$1,675,520	$3,289,391	$207	$144	$52,993	$8,327,091
2023	$3,787,616	$6,150,744	N/A	N/A	$1,394,186	$2,025,153	$137	$121	$50,612	$7,716,152
2022	$4,217,404	$7,132,315	N/A	N/A	$1,568,301	$2,443,965	$109	$114	$47,268	$7,393,808
2021	$2,989,765	$4,055,270	N/A	N/A	$1,357,912	$1,631,691	$79	$152	$38,079	$6,569,986
2020	$1,915,456	$476,863	$1,353,477	$(2,489,129)	$945,536	$(87,475)	$77	$101	$33,765	$5,924,539

(1) Except as otherwise provided above, Mr. Kramer was the PEO for all five years presented in the table. Mr. Elich was the PEO until he retired from the Company on March 5, 2020. A reconciliation of the Summary Compensation Table and Compensation Actually Paid totals for 2024 is as follows:

Current PEO SCT Total to CAP Reconciliation	2024
Total Compensation as reported in Summary Compensation Table	$4,317,412
Subtract grant date fair value of equity awards granted during 2024	$(2,318,580)
Add year-end fair value of equity awards granted in 2024 that are outstanding and unvested as of last day of 2024	$3,178,201
Add/subtract change in fair value from last day of prior year to last day of 2024 of any awards granted in prior years that are outstanding and unvested as of last day of 2024	$4,965,915
Add/subtract the amount of change in fair value from last day of prior year to the vesting date for awards granted in prior years that vested in 2024.	$255,781
Subtract the amount of fair value at the end of the prior fiscal year for awards granted in prior years that forfeited during 2024.	$(1,390)
Compensation Actually Paid to PEO	$10,397,339

(2) Mr. Elich was the PEO until he retired from the Company on March 5, 2020.

(3) For 2021, 2022, 2023, and 2024 Mr. Harris, Mr. Blotz, and Mr. Potts were the Non-PEO NEOs. For 2020, Mr. Harris, Mr. Blotz, Mr. Potts, and Heather Gould were the Non-PEO NEOs. A reconciliation of the Summary Compensation Table and Compensation Actually Paid totals for 2024 is as follows:

NEO Average SCT Total to CAP Reconciliation	2024
Total Compensation as reported in Summary Compensation Table	$1,675,520
Subtract grant date fair value of equity awards granted during 2024	$(711,104)
Add year-end fair value of equity awards granted in 2024 that are outstanding and unvested as of last day of 2024	$927,227
Add/subtract change in fair value from last day of prior year to last day of 2024 of any awards granted in prior years that are outstanding and unvested as of last day of 2024	$1,264,672
Add/subtract the amount of change in fair value from last day of prior year to the vesting date for awards granted in prior years that vested in 2024.	$133,433
Subtract the amount of fair value at the end of the prior fiscal year for awards granted in prior years that forfeited during 2024.	$(357)
Compensation Actually Paid to non-PEO NEOs	$3,289,391

(4) Peer Group Total Shareholder Return is calculated based on the S&P 1500 Human Resource & Employment Services Index, a published industry index that is considered reflective of the Company's peers, for each respective year shown in the table, assuming an initial investment of $100 on December 31, 2019.

(5) Reflects after-tax net income prepared in accordance with GAAP for each of the years shown.

(6) Gross billings is the financial measure in the Company’s assessment that represents the most important performance measure used to link Company performance to compensation actually paid to our PEOs and other NEOs, as it is the primary metric used in understanding the volume of the Company's business and serves as an important performance metric in managing the Company's operations, including the preparation of internal operating forecasts and establishing executive compensation performance goals. We calculate gross billings by including direct payroll costs that would otherwise be excluded from professional employer organization revenue because we are not the primary obligor for wage payments to our clients' employees.

Company Selected Measure Name			Gross billings
Named Executive Officers, Footnote			(1) Except as otherwise provided above, Mr. Kramer was the PEO for all five years presented in the table. Mr. Elich was the PEO until he retired from the Company on March 5, 2020.
Peer Group Issuers, Footnote

(4) Peer Group Total Shareholder Return is calculated based on the S&P 1500 Human Resource & Employment Services Index, a published industry index that is considered reflective of the Company's peers, for each respective year shown in the table, assuming an initial investment of $100 on December 31, 2019.

Adjustment To PEO Compensation, Footnote

(1) Except as otherwise provided above, Mr. Kramer was the PEO for all five years presented in the table. Mr. Elich was the PEO until he retired from the Company on March 5, 2020. A reconciliation of the Summary Compensation Table and Compensation Actually Paid totals for 2024 is as follows:

Current PEO SCT Total to CAP Reconciliation	2024
Total Compensation as reported in Summary Compensation Table	$4,317,412
Subtract grant date fair value of equity awards granted during 2024	$(2,318,580)
Add year-end fair value of equity awards granted in 2024 that are outstanding and unvested as of last day of 2024	$3,178,201
Add/subtract change in fair value from last day of prior year to last day of 2024 of any awards granted in prior years that are outstanding and unvested as of last day of 2024	$4,965,915
Add/subtract the amount of change in fair value from last day of prior year to the vesting date for awards granted in prior years that vested in 2024.	$255,781
Subtract the amount of fair value at the end of the prior fiscal year for awards granted in prior years that forfeited during 2024.	$(1,390)
Compensation Actually Paid to PEO	$10,397,339

(2) Mr. Elich was the PEO until he retired from the Company on March 5, 2020.

Adjustment to Non-PEO NEO Compensation Footnote

(3) For 2021, 2022, 2023, and 2024 Mr. Harris, Mr. Blotz, and Mr. Potts were the Non-PEO NEOs. For 2020, Mr. Harris, Mr. Blotz, Mr. Potts, and Heather Gould were the Non-PEO NEOs. A reconciliation of the Summary Compensation Table and Compensation Actually Paid totals for 2024 is as follows:

NEO Average SCT Total to CAP Reconciliation	2024
Total Compensation as reported in Summary Compensation Table	$1,675,520
Subtract grant date fair value of equity awards granted during 2024	$(711,104)
Add year-end fair value of equity awards granted in 2024 that are outstanding and unvested as of last day of 2024	$927,227
Add/subtract change in fair value from last day of prior year to last day of 2024 of any awards granted in prior years that are outstanding and unvested as of last day of 2024	$1,264,672
Add/subtract the amount of change in fair value from last day of prior year to the vesting date for awards granted in prior years that vested in 2024.	$133,433
Subtract the amount of fair value at the end of the prior fiscal year for awards granted in prior years that forfeited during 2024.	$(357)
Compensation Actually Paid to non-PEO NEOs	$3,289,391

Compensation Actually Paid vs. Company Selected Measure

Relationship between Compensation Actually Paid and Financial Performance Measures

Compensation Actually Paid ("CAP") to Mr. Kramer and total shareholder return were both higher in 2021-2024 compared to 2020. The increase in Mr. Kramer’s compensation is primarily the result of the increase in the Company’s stock price between 2020 and 2024. The average NEO CAP was also higher in 2021-2024 compared to 2020, primarily due to the increase in the Company’s stock price during this time.

Total Shareholder Return increased from 2020 to 2024 primarily due to the increase in the Company’s stock price during this period. Net Income, Gross Billings, and total Worksite Employees also increased between 2020 and 2024. Each of these metrics is directionally aligned with the increases in CAP for both Mr. Kramer and the other NEOs during the same period. While the Company's Total Shareholder Return increased each year from 2020 to 2024, Total Shareholder Return for the Company's peer group increased between 2020 and 2021 as well as each year from 2022 to 2024, but decreased in 2022 from 2021.

The following list presents the financial performance measures that the Company considers to have been the most important in linking CAP to our PEO and Non-PEO NEOs for 2024 to Company performance. The measures in the list are not ranked.

Tabular List, Table

Gross Billings
Net Income Before Taxes
Gross Margin as a Percentage of Gross Billings
Net Income
Growth in Gross Billings
Worksite Employee Adds

Total Shareholder Return Amount			$ 207	$ 137	$ 109	$ 79	$ 77
Peer Group Total Shareholder Return Amount			144	121	114	152	101
Net Income (Loss)			$ 52,993,000	$ 50,612,000	$ 47,268,000	$ 38,079,000	$ 33,765,000
Company Selected Measure Amount			8,327,091,000	7,716,152,000	7,393,808,000	6,569,986,000	5,924,539,000
PEO Name	Mr. Elich	Mr. Kramer	Mr. Kramer	Mr. Kramer	Mr. Kramer	Mr. Kramer
Measure:: 1
Pay vs Performance Disclosure
Name			Gross Billings
Non-GAAP Measure Description

(6) Gross billings is the financial measure in the Company’s assessment that represents the most important performance measure used to link Company performance to compensation actually paid to our PEOs and other NEOs, as it is the primary metric used in understanding the volume of the Company's business and serves as an important performance metric in managing the Company's operations, including the preparation of internal operating forecasts and establishing executive compensation performance goals. We calculate gross billings by including direct payroll costs that would otherwise be excluded from professional employer organization revenue because we are not the primary obligor for wage payments to our clients' employees.

Measure:: 2
Pay vs Performance Disclosure
Name			Net Income Before Taxes
Measure:: 3
Pay vs Performance Disclosure
Name			Gross Margin as a Percentage of Gross Billings
Measure:: 4
Pay vs Performance Disclosure
Name			Net Income
Measure:: 5
Pay vs Performance Disclosure
Name			Growth in Gross Billings
Measure:: 6
Pay vs Performance Disclosure
Name			Worksite Employee Adds
Mr. Kramer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,317,412	$ 3,787,616	$ 4,217,404	$ 2,989,765	$ 1,915,456
PEO Actually Paid Compensation Amount			10,397,339	6,150,744	7,132,315	4,055,270	476,863
Mr. Elich [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,353,477
PEO Actually Paid Compensation Amount	$ (2,489,129)
Mr. Harris, Mr. Blotz and Mr. Potts [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount			1,675,520	1,394,186	1,568,301	1,357,912
Non-PEO NEO Average Compensation Actually Paid Amount			3,289,391	$ 2,025,153	$ 2,443,965	$ 1,631,691
Mr. Harris, Mr. Blotz, Mr. Potts, and Heather Gould [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount							945,536
Non-PEO NEO Average Compensation Actually Paid Amount							$ (87,475)
PEO | Mr. Kramer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,318,580)
PEO | Mr. Kramer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,178,201
PEO | Mr. Kramer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,965,915
PEO | Mr. Kramer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			255,781
PEO | Mr. Kramer [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,390)
Non-PEO NEO | Mr. Harris, Mr. Blotz and Mr. Potts [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(711,104)
Non-PEO NEO | Mr. Harris, Mr. Blotz and Mr. Potts [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			927,227
Non-PEO NEO | Mr. Harris, Mr. Blotz and Mr. Potts [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,264,672
Non-PEO NEO | Mr. Harris, Mr. Blotz and Mr. Potts [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			133,433
Non-PEO NEO | Mr. Harris, Mr. Blotz and Mr. Potts [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (357)